Subsequent Event	12 Months Ended
Dec. 31, 2016
Subsequent Events

Note 11 – Subsequent Events

PhotoMedex Acquisition

On October 4, 2016, we and our wholly-owned subsidiary ICTV Holdings entered into an asset purchase agreement (the “PhotoMedex Purchase Agreement”) with PhotoMedex, Inc., a Nevada corporation (“PhotoMedex”), and its subsidiaries, Radiancy, Inc., a Delaware corporation (“Radiancy”), PhotoTherapeutics Ltd (“PHMD UK”), a private limited company limited by shares incorporated under the laws of England and Wales, and Radiancy (Israel) Limited, a private corporation incorporated under the laws of the State of Israel (“Radiancy Israel”), (collectively, the “Sellers”), pursuant to which ICTV Holdings agreed to acquire substantially all of the assets of the Sellers, including, but not limited to, all of the equity interests of the Seller’s subsidiaries Radiancy (HK) Limited, a private limited company incorporated under the laws of Hong Kong, and LK Technology Importaçăo E Exportaçăo LTDA, a private Sociedade limitada formed under the laws of Brazil (collectively, the “PhotoMedex Target Business”), for a total purchase price of $9,500,000. Such acquisition is referred to herein as the “PhotoMedex Acquisition.” The PhotoMedex Purchase agreement was subject to certain terms and conditions and on January 23, 2017 we completed the PhotoMedex acquisition.

The PhotoMedex acquisition included the acquisition of proprietary products and services that address skin diseases and conditions or pain reduction using home-use devices for various indications including hair removal, acne treatment, skin rejuvenation, and lower back pain; which products are sold and distributed to traditional retail, online and infomercial outlets for home-use products and include, without limitation, the following: (a) no!no! ® Hair, (b) no!no! ® Skin, (c) no!no! ® Face Trainer, (d) no!no! ® Glow, (e) Made Ya Look, (f) no!no ®! Smooth Skin Care, (g) Kyrobak, and (h) ClearTouch ®.

The purchase price paid by ICTV Holdings in the PhotoMedex Acquisition, for which we are also jointly and severally liable, was paid as follows: (i) $3,000,000 of the purchase price which was raised in a private placement (described below in more detail) was deposited on October 5, 2016 into an escrow account established by counsel to the Company and ICTV Holdings, as escrow agent (the “Escrow Agent”), under an escrow agreement entered into on October 4, 2016 among the Company, ICTV Holdings, the Sellers, the Escrow Agent, and certain investors in the Company’s private placement (the “Escrow Agreement”), which escrow funds was paid to the Sellers on January 23, 2017, in accordance with the Escrow Agreement and subject to the conditions thereof; (ii) $2,000,000 of the purchase price is to be paid by on or before the 90th day following January 23, 2017; and (iii) the remainder of the purchase price is payable in the form of a continuing royalty as described in more detail below. On October 4, 2016, as required by the PhotoMedex Purchase Agreement, we delivered to PhotoMedex a letter of credit from LeoGroup Private Debt Facility, L.P. (“LeoGroup”), a private equity fund that secures our obligation to make the $2 million payment referred to in clause (ii) above. The letter of credit is valid until the earlier of; (1) full payment on demand and presentation on or before January 23, 2017, or (2) 180 days from the date of letter of credit.

Under the PhotoMedex purchase agreement, we are required to pay to PhotoMedex and its subsidiaries a continuing monthly royalty on net cash (invoiced amount less sales refunds, returns, rebates, allowances and similar items) actually received by us or our affiliates from sales of the consumer products that we acquired from PhotoMedex. Such royalty payments commence with net cash actually received from and after January 23, 2017, and continue until the total royalty paid to PhotoMedex and its subsidiaries totals $4,500,000, calculated as follows: (i) 35% of net cash from the sale of all acquired consumer products sold through live television promotions made through Home Shopping Network (HSN) in the United States, QVC in the European Union, and The Shopping Channel (TSC) in Canada, less (a) deductions for sales commissions actually paid and on-air costs incurred for those amounts collected related to the sale of the acquired consumer products made through HSN in the United States, QVC in the European Union, and The Shopping Channel (TSC) in Canada, and (b) the cost of goods sold to generate such net cash; and (ii) 6% of net cash from the sale of all acquired consumer products other than the foregoing sales.

In connection with the PhotoMedex Purchase Agreement, on October 4, 2016, ICTV Holdings entered into a transition services agreement with the Sellers (the “Transition Services Agreement”), pursuant to which Sellers have agreed to make available to ICTV Holdings certain services on a transitional basis and allow ICTV Holdings to occupy and use a portion of the Sellers’ premises and warehouses, in exchange for which ICTV Holdings shall (i) pay to the Sellers the documented costs and expenses incurred by them in connection with the provision of those services; (ii) pay to the Sellers the documented lease costs including monthly rental and any utility charges incurred under the applicable leases; (iii) reimburse the Sellers for the documented costs and expenses incurred by them for the continued storage of inventory and raw materials at warehouse locations, and for services for fulfilling and shipping orders for such inventory; and (iv) reimburse the Sellers for the payroll, employment-related taxes, benefit costs and out of pocket expenses paid to or on behalf of employees.

Ermis Labs Acquisition

On October 4, 2016, we and our newly formed wholly-owned subsidiary, Ermis Labs, Inc., a Nevada corporation (the “Purchaser”), entered into an asset purchase agreement (the “Ermis Labs Purchase Agreement”) with LeoGroup Private Debt Facility L.P. a Delaware limited partnership (the “Shareholder”)and Ermis Labs, Inc., a New Jersey corporation (“Ermis Labs”), pursuant to which the Purchaser has agreed to acquire substantially all of the assets of Ermis Labs (collectively, the “Ermis Labs Target Business”), for a total purchase price of $2,150,000. Such acquisition is referred to herein as the “Ermis Labs Acquisition.”

On January 23, 2017, we completed the Ermis Labs acquisition for an aggregate purchase price of $2,150,000, paid as follows: (i) $400,000 through the issuance of 2,500,000 shares of our common stock to the stockholders of Ermis Labs, the value of which was based on the closing price of our common stock on the OTCQX on October 4, 2016, which was $0.16 per share; and (ii) the remainder of the purchase price will be payable in the form of a continuing royalty as described in more detail below. The issuance of the common stock was made in reliance upon an exemption from the registration requirements of the Securities Act provided under Section 4(a)(2) of the Securities Act.

Under the Ermis purchase agreement we are required to pay to Ermis Labs a continuing monthly royalty of 5% of net cash (invoiced amount less sales refunds, returns, rebates, allowances and similar items) actually received by us or our affiliates from sales of the over-the-counter medicated skin care products acquired in the Ermis Labs Acquisition, commencing with net cash actually received by the Purchaser or its affiliates from and after January 23, 2017 and continuing until the total royalty paid to Ermis Labs totals $1,750,000; provided, however, that we are required to pay a minimum annual royalty amount of $175,000 on or before December 31 of each year commencing with calendar year ending December 31, 2017.

Private Placement

On October 4, 2016, we entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain accredited investors (the “Investors”), including two investors who are family members to one of our board members, pursuant to which the Investors have agreed to purchase 8,823,530 shares of Common Stock at a price of $0.34 per share, for aggregate gross proceeds of $3,000,000 (the “Private Placement”), of which $1,670,000 was from the related party investors previously mentioned. Pursuant to the Securities Purchase Agreement, we may complete one or more subsequent closings on or prior to February 1, 2017 for up to maximum aggregate gross proceeds of $7,000,000. The issuance of the Common Stock pursuant to the Securities Purchase Agreement is being made in reliance upon an exemption from registration provided under Section 4(a)(2) of the Securities Act.

On January 23, 2017, we also entered into a registration rights agreement with the investors in connection with the completion of the private placement. Subject to the terms and conditions of the registration rights agreement, we will file and maintain a registration statement covering the resale of the common stock sold to the investors in the private placement, subject to customary underwriter cutbacks

On January 23, 2017, pursuant to the terms of the securities purchase agreement, dated October 4, 2016, between our company and the selling stockholders, we completed a private placement whereby the selling stockholders purchased 8,823,530 shares of common stock at a price of $0.34 per share, for aggregate gross proceeds of $3,000,000.

On February 1, 2017, pursuant to the terms of the securities purchase agreement, we completed a second and final private placement whereby the selling stockholders purchased 11,764,713 shares of common stock at a price of $0.34 per share, for aggregate gross proceeds of $4,000,000.

The issuance of the common stock pursuant to the securities purchase agreement was made in reliance upon an exemption from the registration requirements of the Securities Act provided under Section 4(a)(2) of the Securities Act.

Photomedex, Inc. [Member]
Subsequent Events

Note 18

Subsequent Events:

Sale of consumer products line

On October 4, 2016, the Company and its subsidiaries Radiancy, Inc., a Delaware corporation (“Radiancy US”), Photo Therapeutics Ltd., a private limited company incorporated under the laws of England and Wales (“PHMD UK”), and Radiancy (Israel) Limited, an Israel corporation (“Radiancy Israel” and, together with the Company, Radiancy, and PHMD UK, “PHMD”) entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with ICTV Brands, Inc., a Nevada corporation (“ICTV Parent”), and its subsidiary ICTV Holdings, Inc. a Nevada corporation (the “Purchaser” and together with together with ICTV Parent, “ICTV”) pursuant to which ICTV will acquire PHMD’s consumer products division, including its no!no!® hair and skin products and the Kyrobak back pain management products (all such consumer products, the “Consumer Products”) and the shares of capital stock of Radiancy (HK) Limited, a private limited company incorporated under the laws of Hong Kong (the “Hong Kong Foreign Subsidiary”), and LK Technology Importaçăo E Exportaçăo LTDA, a private Sociedade limitada formed under the laws of Brazil (the “Brazilian Foreign Subsidiary” and together with the Hong Kong Foreign Subsidiary, the “Foreign Subsidiaries”) (collectively, the “Transferred Business”) from PHMD, for a total purchase price of up to $9.5 million (the “Purchase Price”) including $3 million in cash at closing, $2 million of cash 90 days after closing collateralized by a letter of credit, and up to a $4.5 million royalty on ICTV’s future sales of the product line.

The Purchase Price will be paid as follows:

●	ICTV placed Three Million Dollars ($3,000) in immediately available funds in an escrow account in ICTV’s counsel’s IOLTA Trust Account to be held by ICTV’s counsel as escrow agent under an escrow agreement among PHMD, ICTV and certain investors in ICTV Parent’s securities (the “Escrow Agreement”). These funds will be paid to PHMD on the Closing Date of this transaction.

●	On or before the ninetieth (90th) day following the Closing Date of this transaction, ICTV will pay PHMD Two Million Dollars ($2,000) in immediately available funds.

●	The remaining amount of up to Four Million Five Hundred Thousand Dollars ($4,500) will be paid by ICTV to PHMD under a continuing royalty on net cash (invoiced amount less sales refunds, returns, rebates, allowances and similar items) actually received by ICTV or its Affiliates from sales of the Consumer Products commencing with net cash actually received by the Purchaser or its Affiliates from and after the Closing Date of this transaction and continuing until the total royalty paid to PHMD reaches that amount. Royalty payments will be made on a monthly basis in arrears within thirty days of each month end. PHMD will receive thirty five percent (35%) of net cash actually received by ICTV through Consumer Products sold through live television promotions less certain deductions and six percent (6%) of all other sales of Consumer Products.

As part of this Transaction, ICTV will also acquire from PHMD all of the shares of capital stock of the Foreign Subsidiaries.

The Asset Purchase Agreement provides that ICTV will make offers of employment to certain employees of the Transferred Business and that PHMD will not solicit such employees (or any other employees of ICTV) for employment or other services for a period of five years and that PHMD will not compete with ICTV with respect to the Transferred Business for a period of five years.  It also contains customary representations, warranties and covenants by the Company, each of its subsidiaries and ICTV, as well customary indemnification provisions among the parties.

In connection with the sale of the Transferred Business, on October 4, 2016, the parties entered into an Escrow Agreement and a Transition Services Agreement.

Under the Escrow Agreement, ICTV deposited $3,000 of the Purchase Price into an escrow account which will be released to PHMD upon closing.

Under the Transition Services Agreement, PHMD will continue to provide certain accounting, benefit, payroll, regulatory, IT support and other services to ICTV for periods ranging from approximately three to up to nine months following the Closing. During those periods, ICTV will arrange to transition the services it receives to its own personnel.  In consideration for such services, ICTV will pay to PHMD the documented costs and expenses incurred by PHMD in connection with the provision of those services and the documented lease costs including monthly rental and any utility charges incurred under the applicable leases and will reimburse PHMD for the documented costs and expenses incurred for the continued storage of inventory and raw materials at warehouse locations, and for services for fulfilling and shipping orders for such inventory and the payroll, employment-related taxes, benefit costs and out of pocket expenses paid to or on behalf of employees. ICTV shall also have the right to continue occupying certain portions of the Orangeburg, New York facility of PHMD’s Radiancy, Inc. subsidiary for a period of time.

On January 23, 2017, (the “Closing Date”), the Company and its subsidiaries completed the disposition of the Transferred Business to ICTV. On that date, pursuant to the terms of the Asset Purchase Agreement as amended, ICTV acquired all of the assets related to and associated with the Transferred Business, including but not limited to intellectual property, product inventory, accounts receivable and payable, and other tangible and intangible assets connected with the conduct of that Transferred Business. In exchange for these assets, the Company received on the Closing Date an initial net payment from ICTV of $3.0 million.

Following the impairment of the consumer segment’s goodwill and intangible asset during the three months period ended September 30, 2016, as discussed above, the company is not expected to record significant gain or loss from the transaction contemplated under the Asset Purchase Agreement.

On January 23, 2017, PhotoMedex, Inc. (the “Company”) (Nasdaq and TASE: PHMD) and its subsidiaries Radiancy, Inc., (“Radiancy”), PhotoTherapeutics Ltd. (“PHMD UK”), and Radiancy (Israel) Limited, (“Radiancy Israel” and, together with the Company, Radiancy, and PHMD UK, the “Sellers” and each, a “Seller”) entered into a First Amendment (the “First APA Amendment”) to the Asset Purchase Agreement (the “Asset Purchase Agreement”) between the Company and its subsidiaries, and ICTV Brands Inc. (“Parent”) and ICTV Holdings, Inc. (“Purchaser” and together with Parent, the Company, Radiancy, PHMD UK and Radiancy Israel, the “Parties” or singularly a “Party”) under which Purchaser agreed to acquire the consumer products division of PhotoMedex and its subsidiaries (the “Acquisition”), which includes, among other products, the no!no!® Hair and Skin and the Kyrobak pain management products (the “Transferred Business”). This transaction was previously reported on a Current Report filed on Form 8-K on October 5, 2016 and in a Definitive Proxy on Schedule 14A on December 16, 2016.

The First APA Amendment revised the definition of Business Assets and Assumed Liabilities in the Asset Purchase Agreement, as set forth in the attached exhibit. It also modified the first sentence of Section 5.5(b) of the Asset Purchase Agreement to provide that the Parent, Purchaser, or an affiliate would take the necessary steps to establish and implement “employee benefit plans” within the meaning of Section 3(3) of ERISA and a 401(k) plan intended to be qualified under Section 401(a) of the Code (collectively, “Applicable Plans”) in which employees of the consumer products division who are hired by Purchaser shall be eligible to participate from and after the date of establishment. These steps are to be taken as soon as reasonably practicable after the Closing Date (defined below) of the Transaction, or a later date agreed to by the Parties or permitted under the Transition Services Agreement (defined below), but no later than 60 days after the Closing Date. The First APA Amendment also replaced the initial Disclosure Letter delivered by the Sellers to Purchaser concurrently with the execution of the Asset Purchase Agreement in its entirety with an amended Disclosure Letter.

Finally, the First APA Amendment modified the Letter of Credit issued in connection with the Asset Purchase Agreement. Under the Asset Purchase Agreement, the Purchaser agreed to pay to the Company $2.0 million on or before the ninetieth (90th) day following the Closing Date. This amount is guaranteed by an original letter of credit for the benefit of the Company made by a third party; however, under its original terms, the Letter of Credit was valid until the earlier of 180 days after the letter of credit was issued, or April 4, 2017, or until full payment upon demand and presentation on or January 3, 2017. Accordingly, the parties agreed to extend the term of the Letter of Credit to 100 days after the Closing Date.

Also on January 23, 2017, the Company and its subsidiaries entered into a First Amendment (the “First TSA Amendment”) to the Transition Services Agreement (the “Transition Services Agreement”) between the Company and its subsidiaries and Parent and Purchaser, pursuant to which the Company and its subsidiaries will provide the Purchaser with certain accounting, benefit, payroll, regulatory, IT support and other services for periods ranging from approximately three to up to one year following the Closing Date. During that time the Purchaser will arrange to transition the services it receives to its own personnel. The First TSA Amendment revised references in the Transition Services Agreement from “Effective Date” to “Closing Date”, and amended the fifth recital in its entirety to clarify specifications regarding the lease for certain premises in Israel by and between Radiancy Israel and the landlord for those premises.

Acquisition of First Capital Real Estate Development Business

On March 31, 2017, PhotoMedex, Inc. (the “Company”) and its newly-formed subsidiary FC Global Realty Operating Partnership, LLC, a Delaware limited liability company (“Acquiror”) entered into an Interest Contribution Agreement (the “Agreement”) with First Capital Real Estate Operating Partnership, L.P., a Delaware limited partnership (“Contributor”), and First Capital Real Estate Trust Incorporated, a Maryland corporation, the “Contributor Parent” and, together with Contributor, the “Contributor Parties”), under which the Contributor may contribute certain real estate assets to the Company’s subsidiary in a series of three installments no later than December 31, 2017. In exchange, the Contributor will receive shares of the Company’s Common Stock and newly designated Series A Convertible Preferred Stock as described below.

First Contribution

In the first contribution installment, which has an initial closing on or before May 17, 2017, the Contributor will transfer $10 million of assets to the Company, comprising four vacant land sites set for development into gas stations located in northern California, and a single family residential development located in Los Lunas, New Mexico. Contributor Parent currently has a 6% interest in the entity which owns the residential development, and expects to acquire an additional 11.9% interest prior to the initial closing date. The proposed gas station sites are located in Atwater and Merced, California and have an appraised value of $2.6 million. The residential development in New Mexico consists of 251, non-contiguous, single family residential lots and a 10,000 square foot club house. 37 lots have been finished, and the remaining 214 are platted and engineered lots. The appraised value of this property is approximately $7.4 million.

In return, the Company will issue to Contributor a number of duly authorized, fully paid and non-assessable shares of the Company’s Common Stock and Series A Convertible Preferred Stock, determined by dividing the $10 million value of that contribution by a specified per share value, which will represent a 7.5% premium above the volume-weighted average price (“VWAP”) of all on-exchange transactions in the Company’s shares executed on NASDAQ during the forty-three (43) NASDAQ trading days prior to the NASDAQ trading day immediately prior to the public announcement of the transaction by the Company and Contributor Parent, as reported by Bloomberg L.P. (the “Per Share Value”). Contributor shall receive a number of shares equal to up to 19.9% of the issued and outstanding Common Stock of the Company immediately prior to the initial closing. The balance of the shares shall be paid in the Company’s newly designated Series A Convertible Preferred Stock.

Also at this initial closing, the Acquiror shall assume the liabilities associated with these initial contributed properties. On or before this initial closing, certain named officers and/or directors of the Company – Dr. Dolev Rafaeli, Dennis McGrath, and Dr. Yoav Ben-Dror – will resign from their positions as officers and/or directors of the Company. In addition, certain members of the Company’s board of directors will resign, or the board will be expanded, so that the board will ultimately consist of seven (7) persons as set forth under “Special Meeting of Stockholders” below.

Second Contribution

Contributor Parent is also required to contribute two additional property interests valued at $20 million if certain conditions as set forth in the Agreement are satisfied by December 31, 2017. This second installment is mandatory.

Contributor Parent must contribute to the Acquiror its 100% ownership interest in a private hotel that is currently undergoing renovations to convert to a Wyndham Garden Hotel. This 265 room full service hotel is located in Amarillo, Texas and has an appraised value of approximately $16 million. Before contributing the property to the Acquiror, Contributor Parent must resolve a lawsuit concerning ownership of the property. Only when Contributor Parent has confirmed that it is the full and undisputed owner of the property may it contribute that interest to the Acquiror.

In addition, Contributor Parent must contribute to the Acquiror its interest in Dutchman’s Bay and Serenity Bay (referred to as the “Antigua Resort Developments”), two planned full service resort hotel developments located in Antigua and Barbuda in which Contributor Parent owns a 75% interest in coordination with the Antigua government. Serenity Bay is a planned five star resort comprised of five contiguous parcels (28.33 acres) zoned for hotel and residential use that are planned for 246 units and 80 one, two and three bedroom condo units. Dutchman’s Bay, is a planned four star condo hotel with 180 guestrooms, 102 two bedroom condos, and 14 three bedroom villas. For the property in Antigua, Contributor Parent must obtain an amendment to its agreement with the government to extend the time for development of these properties and confirm that all development conditions in the original agreement with the government have been either satisfied or waived.

In exchange for each of these properties, the Company will issue to Contributor a number of duly authorized, fully paid and non-assessable shares of the Company’s Common Stock or Series A Convertible Preferred Stock, determined by dividing the $20 million value of that contribution by the Per Share Value. The shares shall be comprised entirely of shares of Common Stock if the issuance has been approved by the Company’s stockholders prior to the issuance thereof and shall be comprised entirely of shares of Series A Convertible Preferred Stock if such approval has not yet been obtained.

Optional Contribution

Contributor Parent has the option to contribute either or both of two additional property interests valued at $66,5 million if certain conditions as set forth in the Agreement are satisfied by December 31, 2017. This third installment is optional in Contributor Parent’s sole discretion.

The Contributor Parent may contribute to the Acquiror its interest in a resort development project on an island just south of Hilton Head, South Carolina (“Melrose”). Contributor Parent currently has the property under a Letter of Intent and expects to close on the property by December 31, 2017. Melrose is valued by Contributor Parent at $22.5 million, based upon a senior lending position that Contributor Parent holds under the Letter of Intent on this property.

Contributor Parent also may contribute to the Acquiror a golf and surf club development project on the Baja Peninsula in Mexico (“Punta Brava”). Contributor Parent also has this property under a Letter of Intent and expects to close by December 31, 2017. Punta Brava is valued by Contributor Parent at $44 million based on Contributor Parent’s commitment of $5 million upon closing on this property, plus a commitment for an additional $5 million and a second commitment of $34 million for construction of the project.

In exchange for each of these properties, the Company will issue to Contributor a number of duly authorized, fully paid and non-assessable shares of the Company’s Common Stock or Series A Convertible Preferred Stock, determined by dividing $86,450,000 (130% of the value of that contribution) by the Per Share Value. The shares shall be comprised entirely of shares of Common Stock if the issuance has been approved by the Company’s stockholders prior to the issuance thereof and shall be comprised entirely of shares of Series A Convertible Preferred Stock if such approval has not yet been obtained. In addition, the Company will issued to Contributor a five (5) year warrant (the “Warrant”) to purchase up to 25,000,000 shares of the Company’s Common Stock at an exercise price of $3.00 per share that shall vest with respect to the number of underlying shares upon the achievement of the milestone specified Agreement. The number of warrant shares and the exercise price will be equitably adjusted in the event of a stock split, stock combination, recapitalization or similar transaction.

General Conditions

In each case, the Company’s board of directors will determine whether or not the pre-contribution conditions have been satisfied before accepting the property interests and issuing shares of the Company’s stock to Contributor Parent.

The Agreement is subject to the usual pre- and post-closing representations, warranties and covenants, and restricts the Company’s conduct to the conduct to that in the ordinary course of business between the signing and December 31, 2017.

Under the Agreement, amounts due to Dr. Dolev Rafaeli and Dennis McGrath under their employment agreements, as well as amounts due to Dr. Yoav Ben-Dror for his services as a board member and officer of the Company’s foreign subsidiaries, will be converted to convertible secured notes (the “Payout Notes”) after approval from the Company’s stockholders. The Payout Notes will be due one year after the stockholder approval and carry a ten percent (10%) interest rate. The principal will convert to shares of the Company’s Common Stock at the lower of (i) the Per Share Value or (ii) the VWAP with respect to on-exchange transactions in the Company’s Common Stock executed on the NASDAQ during the thirty (30) trading days prior to the maturity date as reported by Bloomberg L.P.; provided, however, that the value of the Company’s Common Stock shall in no event be less than $1.75 per share. The Payout Notes will be secured by a security interest in all assets of the Company; provided, however, that such security interest will be subordinated to any (i) claims or liens to the holders of any debt (including mortgage debt) being assumed by the Company as a result of the transaction contemplated by the Agreement, and (ii) all post-closing indebtedness incurred by the Company or its subsidiaries. The holders of the Payout Notes will have demand registration rights which requiring the filing of a re-sale registration statement on appropriate form that registers for re-sale the shares of Common Stock underlying the Payout Notes within thirty (30) days of issuance with best efforts to cause the same to become effective within one-hundred twenty (120) days of issuance.

Special Meeting of Stockholders

As promptly as possible following the initial closing, the Company is required file a proxy statement and hold a special meeting of its stockholders to authorize and approve the following matters:

●             an increase the number of authorized shares of common stock, $.01 par value per share, of the Company from fifty million (50,000,00) shares to five hundred million (500,000,000) shares and increase the number of authorized shares of preferred stock, $.01 par value per share, of the Company from five million (5,000,000) shares to fifty million (50,000,000) shares;

●             the issuance to the Contributor or its designee or designees the Company’s shares in exchange for the contributed assets, and the issuance of the Warrant and, upon exercise of the Warrant, the underlying shares of the Company’s Common Stock in exchange for the contribution of the optional property interests, if any are made;

●             the amendment and restatement of the Articles of Incorporation of the Company;

●             the amendment and restatement the Bylaws of the Company;

●             the approval of the issuance of the Payout Notes and the issuance of the Company’s Common Stock upon conversion thereof; and

●             the election a new Board of Directors to consist of seven (7) persons of whom (i) three (3) shall be designated by the Company, (ii) three (3) shall be designated by Contributor Parent; and (iii) one (1) (the “Nonaffiliated Director”) shall be selected by the other six (6) directors; provided, however, that at least four (4) of the members of the Board of Directors as so designated shall be independent directors as provided by the rules of NASDAQ (each an “Independent Director”). Of the board designees of the parties, one (1) of the Company’s designees shall be an Independent Director, two (2) of the Contributor Parent’s designees shall be Independent Directors and the Nonaffiliated Director shall be an Independent Director. The compensation committee, nominations and corporate governance committee and audit committee of the Company shall each consist of the Company’s designee who is an Independent Director, one of Contributor Parent’s designees who is an Independent Director and the Nonaffiliated Director.

Board members, officers and certain insiders of the Company are subject to a voting agreement under which they are obligated to vote in favor of the proposals at the stockholder meeting.

Registration Rights

Promptly following the execution of the Agreement, the Company is required prepare and file with the Securities and Exchange Commission two registration statements on Form S-3 (or such other form available for this purpose) (the “Registration Statements”) to register (a) the primary offering by the Company (i) to the holders of the Payout Notes the Common Stock underlying the Payout Notes, and (ii) to the unaffiliated shareholders of Contributor Parent the Common Stock distributed to such unaffiliated shareholders as a dividend by Contributor Parent and (b) the secondary offering (i) by the Contributor Parties of all the shares of the Company’s Common Stock (including, without limitation, the shares of Common Stock underlying the Warrant) retained by the Contributor Parties, (ii) by Maxim Group LLC of the shares received by it as compensation for services rendered to Contributor Parent, and (ii) by certain affiliates of the Contributor Parent who receive shares from Contributor Parent.

Termination Fee

Finally, the transaction is subject to a termination provision under which, in the event of a material breach of the terms of the transaction, the breaching company must pay all out-of-pocket expenses of the non-breaching company incurred up to the date of termination of the transaction.